Consolidated Statement of Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Equity [Line Items]
Comprehensive income (loss)	$ (11,901)	$ 27,273	$ 39,532	$ 33,776	$ (3,969)
Cash dividends paid, $0.205 per share	(5,962)		(23,665)	(22,934)	(20,938)
Cash distributions to noncontrolling interests	(1,750)				(580)
Purchase of treasury stock	(3,335)		(1,116)	(8,091)	(26,752)
Issuance of treasury stock	54		254	356	432
Stock options exercised	17		233	1,205	915
Amortization of restricted stock	1,233		6,230	3,139	4,658
Balance as of November 30, 2014	514,807		536,451	514,744	507,689	554,305
Common Stock [Member]
Equity [Line Items]
Stock options exercised	1		13	64	51
Balance as of November 30, 2014	48,186		48,185	48,094	47,958	47,816
Additional Paid-in Capital [Member]
Equity [Line Items]
Issuance of treasury stock	24		105	93	20
Stock options exercised	16		220	1,141	864
Amortization of restricted stock	1,233		6,230	3,139	4,658
Balance as of November 30, 2014	269,818		268,545	263,158	259,253	254,184
Treasury Stock [Member]
Equity [Line Items]
Purchase of treasury stock	(3,335)		(1,116)	(8,091)	(26,752)
Issuance of treasury stock	30		149	263	412
Balance as of November 30, 2014	(383,199)		(379,894)	(378,927)	(371,099)	(344,759)
Accumulated Other Comprehensive Income (Loss) [Member]
Equity [Line Items]
Comprehensive income (loss)	(25,255)		(17,373)	6,603	(55,928)
Balance as of November 30, 2014	(41,946)		(16,691)	682	(5,921)	50,007
Retained Earnings [Member]
Equity [Line Items]
Comprehensive income (loss)	13,158		56,193	26,099	50,887
Cash dividends paid, $0.205 per share	(5,962)		(23,665)	(22,934)	(20,938)
Balance as of November 30, 2014	614,094		606,898	574,370	571,205	541,256
Noncontrolling Interest [Member]
Equity [Line Items]
Comprehensive income (loss)	196		712	1,074	1,072
Cash distributions to noncontrolling interests	(1,750)				(580)
Balance as of November 30, 2014	$ 7,854		$ 9,408	$ 7,367	$ 6,293	$ 5,801